Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term debt
Total long-term debt		$ 2,931	$ 2,977
Current installments of long-term debt	31	36	25
Long-term debt, excluding current installments	2,978	2,895	2,952
Term loans [Member] | JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member]
Summary of long-term debt
Total long-term debt		66	504
Term loans [Member] | JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member]
Summary of long-term debt
Total long-term debt		433
Term loans [Member] | JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member]
Summary of long-term debt
Total long-term debt		110	506
Term loans [Member] | JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member]
Summary of long-term debt
Total long-term debt		382
Springing lien notes [Member] | 9% Springing lien dollar notes, maturity January 15, 2021 [Member]
Summary of long-term debt
Total long-term debt		1,161	1,161
Springing lien notes [Member] | Springing lien euro notes, maturity January 15, 2021 [Member]
Summary of long-term debt
Total long-term debt		171	198
Senior notes [Member]
Summary of long-term debt
Total long-term debt	200	200
Senior subordinated notes [Member]
Summary of long-term debt
Total long-term debt	382	382
Senior subordinated notes [Member] | Senior subordinated notes, maturity December 1, 2016 [Member]
Summary of long-term debt
Total long-term debt		379	379
Senior subordinated notes [Member] | Second-Lien Senior secured note, maturity June15, 2014 [Member]
Summary of long-term debt
Total long-term debt		179	172
Fixed asset loan [Member] | Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member]
Summary of long-term debt
Total long-term debt		30	51
Working capital loans [Member] | Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]
Summary of long-term debt
Total long-term debt		16
Medium-term notes [Member] | India Bank, medium term loan, maturity June 20, 2015 [Member]
Summary of long-term debt
Total long-term debt		$ 4	$ 6